Cover	Jan. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 12, 2022
Entity File Number	1-37782
Entity Registrant Name	ZEDGE, INC.
Entity Central Index Key	0001667313
Entity Tax Identification Number	26-3199071
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	22 Cortlandt Street (14
Entity Address, Address Line Two	th
Entity Address, Address Line Three	Floor)
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	(330)
Local Phone Number	577-3424
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable